Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
ASSETS
Cash and due from financial institutions	$ 2,725	$ 2,342
Fed funds sold	1,527	8,577
Interest-bearing demand deposits	12,233	8,561
Cash and cash equivalents	16,485	19,480
Securities available-for-sale- at fair value	10,906	9,757
Securities held-to-maturity, at amortized cost-approximate fair value of $132 and $167 at June 30, 2026 and 2025, respectively	134	171
Loans held for sale	1,185	877
Loans, net of allowance for credit losses of $2,257 and $2,170 at June 30, 2026 and 2025, respectively	319,428	327,248
Real estate acquired through foreclosure	79
Office premises and equipment - at depreciated cost	4,144	4,211
Federal Home Loan Bank stock - at cost	3,892	3,980
Accrued interest receivable	1,648	1,438
Bank-owned life insurance	3,089	3,001
Prepaid expenses and other assets	1,408	1,048
Total assets	362,398	371,211
LIABILITIES AND SHAREHOLDERS’ EQUITY
Savings	44,551	48,616
Certificates of deposit	183,085	199,575
Demand deposit accounts	33,196	29,372
Deposits	260,832	277,563
Federal Home Loan Bank advances	48,592	42,760
Advances by borrowers for taxes and insurance	974	869
Accrued interest payable	666	949
Accrued income taxes	96	63
Deferred income taxes	37	30
Other liabilities	907	608
Total liabilities	312,104	322,842
Shareholders’ equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	34,891	34,891
Retained earnings - restricted	19,415	17,506
Treasury shares at cost, 509,349 common shares at June 30, 2026 and 2025, respectively	(3,969)	(3,969)
Accumulated other comprehensive loss	(129)	(145)
Total shareholders’ equity	50,294	48,369
Total liabilities and shareholders’ equity	$ 362,398	$ 371,211